ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Details)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES [Abstract]
Transaction terms ,description	The transaction terms for the Liabilities of the period 2022 correspond from 30 days to 1 year of maturity, and the nature of the settlement of transactions are monetary.